UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5295

DREYFUS CASH MANAGEMENT PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/05

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FORM N-Q
Item 1.	Schedule of Investments.

Dreyfus Cash Management Plus, Inc. Statement of Investments April 30, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 36.9%	Amount ($)	Value ($)

American Express Centurion Bank
2.82%, 5/6/2005	200,000,000	200,000,000
Barclays Bank PLC (Yankee)
2.80%, 5/2/2005	75,000,000	75,000,000
Credit Suisse First Boston (Yankee)
2.81%, 5/4/2005	100,000,000	100,000,000
Danske Bank A/S (Yankee)
2.80%, 5/5/2005	405,000,000	405,000,000
Depfa Bank PLC (Yankee)
2.88% - 3.01%, 6/3/2005 - 6/22/2005	205,000,000	205,000,000
First Tennessee Bank N.A.
2.88% - 3.03%, 5/13/2005 - 7/5/2005	350,000,000	350,000,000
HBOS Treasury Service PLC (London)
2.87% - 2.90%, 5/17/2005 - 6/9/2005	163,000,000	163,000,000
Natexis Banques Populares (Yankee)
2.80% - 2.86%, 5/3/2005 - 6/6/2005	450,000,000	449,999,737
Svenska Handelsbanken (Yankee)
2.82%, 5/5/2005	400,000,000	400,000,000
Unicredito Italiano SPA (Yankee)
2.85%, 5/17/2005	350,000,000	350,000,000
Washington Mutual Bank
2.84%, 5/17/2005	150,000,000	150,000,000
Wells Fargo Bank N.A.
2.80%, 5/5/2005	400,000,000	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,247,999,737)		3,247,999,737

Commercial Paper - 51.1%

ANZ International Ltd.
2.73%, 5/11/2005	100,000,000	99,924,722
Abbey National North America LLC
2.80%, 5/3/2005	20,000,000	19,996,894
Amstel Funding
2.90% - 3.12%, 6/7/2005 - 7/25/2005	275,000,000 a	273,969,184
Atlantis One Funding Corp.
3.03%, 6/23/2005	274,310,000 a	273,094,426
Beta Finance Inc.
3.12%, 7/25/2005	53,000,000 a	52,612,069
CC USA Inc.
2.84% - 3.12%, 5/10/2005 - 7/25/2005	153,000,000 a	152,075,178
Concord Minutemen Capital Cos.
2.84%, 5/9/2005	200,257,000 a	200,131,060
Credit Suisse First Boston Inc.
2.73% - 2.81%, 5/4/2005 - 5/11/2005	342,000,000	341,872,411
Crown Point Capital
2.90%, 6/7/2005	262,000,000 a	261,225,826
Depfa Bank PLC
2.73%, 5/11/2005	200,000,000	199,849,444
Deutsche Financial LLC Inc.
2.94%, 5/2/2005	200,000,000	199,983,667
Dresdner U.S. Finance Inc.
2.82%, 5/5/2005	100,000,000	99,968,778

Fairway Finance Corp.
2.81%, 5/2/2005	102,149,000	a	102,141,055
General Electric Capital Service
3.02%, 6/21/2005 - 6/22/2005	400,000,000		398,283,333
Giro Funding U.S. Corp.
2.82%, 5/3/2005	100,000,000	a	99,984,389
Goldman Sachs Group Inc.
2.80%, 5/2/2005	200,000,000		199,984,472
Grampian Funding LLC
3.14%, 7/28/2005	217,200,000		215,548,797
HBOS PLC
3.03%, 7/5/2005	100,000,000		99,456,528
ING America Insurance Holdings
3.02%, 6/22/2005	75,000,000		74,675,000
K2 Corp.
3.03%, 6/20/2005	22,500,000	a	22,405,938
Lexington Parker Capital Co. LLC
2.73%, 5/5/2005	35,000,000		34,989,461
Nordea North America Inc.
2.86%, 6/3/2005	100,000,000		99,739,667
Pace (Premier Asset Collateralized Entity)
2.88%, 6/1/2005	15,000,000	a	14,963,058
Picaros Funding LLC
2.82%, 5/5/2005	50,000,000	a	49,984,389
Sigma Finance Inc.
2.74% - 3.04%, 5/9/2005 - 6/30/2005	408,507,000	a	407,366,644
Solitaire Funding LLC
2.81% - 2.84%, 5/3/2005 - 5/9/2005	110,245,000	a	110,223,117
Three Pillars Funding Corp.
2.80%, 5/2/2005	48,211,000	a	48,207,257
Toyota Motor Credit Corp.
3.01%, 6/21/2005	150,000,000		149,364,625
Unicredito Italiano SPA
2.73%, 5/10/2005	50,000,000		49,966,125
Westpac Trust Securities NZ, Ltd.
2.86%, 6/2/2005	195,075,000		194,582,544
White Pine Corp.
3.12%, 7/25/2005	55,147,000	a	54,743,355
Total Commercial Paper
(cost $4,601,313,413)			4,601,313,413

Corporate Notes - 2.3%

Bank of America N.A.
2.82%, 1/19/2006			200,000,000
(cost $200,000,000)	200,000,000	b	200,000,000

U.S. Government Agencies - 3.7%

Federal Home Loan Banks, Discount Notes
2.80%, 5/2/2005	30,000,000		29,997,667
Federal Home Loan Banks, Floating Rate Notes
2.81%, 7/15/2005	300,000,000	b	299,978,309
Total U.S. Government Agencies
(cost $329,975,976)			329,975,976

Time Deposits - 4.9%

KBC Bank N.V. (Grand Cayman)
3.00%, 5/2/2005	130,000,000		130,000,000
Regions Bank (Grand Cayman)
2.97%, 5/2/2005	180,000,000		180,000,000
State Street Bank & Trust Co. (Grand Cayman)
2.94%, 5/2/2005	123,000,000		123,000,000
Total Time Deposits
(cost $433,000,000)			433,000,000

Total Investments (cost $8,812,289,126)	100.1%	8,812,289,126
Liabilities, Less Cash and Receivables	(0.1%)	(11,639,297)
Net Assets	100.0%	8,800,649,829

a	Securities exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30,2005, these securities amounted to
$2,123,126,945 or 24.1% of net assets.
b	Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS CASH MANAGEMENT PLUS INDUSTRY BREAKDOWN AS OF 4/30/2005
INDUSTRY	BOOK VALUE	% OF NET ASSETS
BANKING	5,609,419,332	63.7%
ASSET BACKED-MULTI-SELLER	1,030,886,962	11.7%
ASSET BACKED-STRUCTURED INVESTMENT VEHICLE	704,166,241	8.0%
FINANCE	547,647,958	6.2%
GOVERNMENT AGENCY	329,975,976	3.7%
ASSET BACKED-SECURITIES ARBITRAGE	315,533,186	3.6%
BROKERAGE	199,984,472	2.3%
INSURANCE	74,675,000	0.8%

TOTAL INVESTMENTS	8,812,289,127	100.1%
NET CASH	(11,639,298)	(0.1%)
NET ASSETS	8,800,649,829	100.0%

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT PLUS, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940. (EX-99.CERT)

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